Schedule of Investments (unaudited)	iShares® J.P. Morgan Broad USD Emerging Markets Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Argentina — 0.3%
YPF SA, 9.00%, 06/30/29(a)(b)(c)	$150	$150,504

Azerbaijan — 0.5%
Southern Gas Corridor CJSC, 6.88%, 03/24/26(a)	200	201,875

Brazil — 2.4%
Banco do Brasil SA/Cayman, 6.25%, 04/18/30(a)	200	203,550
Braskem Netherlands Finance BV, 4.50%, 01/10/28(a)	200	184,840
Petrobras Global Finance BV
5.09%, 01/15/30	100	96,656
6.90%, 03/19/49	100	96,938
Samarco Mineracao SA, 9.00%, 06/30/31,
(9.00% PIK)(a)(d)	105	97,568
Suzano Austria GmbH, 5.00%, 01/15/30	200	192,000
Vale Overseas Ltd., 8.25%, 01/17/34(e)	100	117,938
		989,490
Chile — 1.9%
Colbun SA, 3.15%, 03/06/30(a)	200	176,062
Corp. Nacional del Cobre de Chile
3.15%, 01/14/30(a)	200	179,250
4.50%, 08/01/47(a)	200	160,438
Enel Chile SA, 4.88%, 06/12/28	100	97,969
Latam Airlines Group SA, 13.38%, 10/15/29(a)	50	57,500
Telefonica Moviles Chile SA, 3.54%, 11/18/31(a)	150	121,359
		792,578
China — 5.6%
Alibaba Group Holding Ltd., 4.50%, 11/28/34	200	190,052
Bank of Communications Co. Ltd., 3.80%,
(5-year CMT + 3.345%)(a)(c)(f)	200	195,562
BOC Aviation Ltd., 3.50%, 09/18/27(a)	200	191,838
China Cinda 2020 I Management Ltd., 3.13%, 03/18/30(a)	200	177,578
China Construction Bank Corp., 2.45%, 06/24/30,
(5-year CMT + 2.150%)(a)(c)	200	195,218
CNAC HK Finbridge Co. Ltd., 4.13%, 07/19/27(a)	200	195,282
CNOOC Finance 2013 Ltd., 2.88%, 09/30/29	200	186,812
Huarong Finance II Co. Ltd., 4.88%, 11/22/26(a)	200	195,062
Industrial & Commercial Bank of China Ltd./Singapore,
1.20%, 09/09/25(a)	200	191,892
Prosus NV, 4.19%, 01/19/32(a)	300	265,875
Sinopec Group Overseas Development 2018 Ltd., 2.70%, 05/13/30(a)	200	183,688
Tencent Holdings Ltd., 2.88%, 04/22/31(a)	200	177,563
		2,346,422
Colombia — 0.9%
Avianca Midco 2 PLC, 9.00%, 12/01/28(a)	100	97,195
Ecopetrol SA
4.63%, 11/02/31	100	82,770
6.88%, 04/29/30	100	97,250
8.88%, 01/13/33	100	104,088
		381,303
Ghana — 0.4%
Tullow Oil PLC, 10.25%, 05/15/26(a)	200	192,688

Guatemala — 0.8%
CT Trust, 5.13%, 02/03/32(a)	200	178,500
Millicom International Cellular SA, 4.50%, 04/27/31(a)	200	174,690
		353,190
Hong Kong — 1.9%
AIA Group Ltd., 3.20%, 09/16/40(a)	200	149,584
Security	Par (000)	Value

Hong Kong (continued)
Melco Resorts Finance Ltd., 5.25%, 04/26/26(a)	$200	$193,687
NWD MTN Ltd., 4.13%, 07/18/29(a)	200	160,750
Prudential Funding Asia PLC, 3.13%, 04/14/30	50	45,657
Seaspan Corp., 5.50%, 08/01/29(a)	50	44,635
Wheelock MTN BVI Ltd., 2.38%, 01/25/26(a)	200	191,688
		786,001
India — 2.3%
Greenko Dutch BV, 3.85%, 03/29/26(a)	182	174,152
JSW Steel Ltd., 3.95%, 04/05/27(a)	200	190,250
Network i2i Ltd., 5.65%, (5-year CMT + 4.274%)(a)(c)(f)	200	199,000
Power Finance Corp. Ltd., 3.95%, 04/23/30(a)	200	187,750
Reliance Industries Ltd., 2.88%, 01/12/32(a)	250	215,113
		966,265
Indonesia — 1.4%
Freeport Indonesia PT, 5.32%, 04/14/32(a)	200	195,944
Minejesa Capital BV, 4.63%, 08/10/30(a)	186	179,451
Pertamina Persero PT, 5.63%, 05/20/43(a)	200	195,312
		570,707
Israel — 1.6%
Energian Israel Finance Ltd.
4.88%, 03/30/26(g)	50	47,344
5.88%, 03/30/31(g)	50	42,375
Leviathan Bond Ltd., 6.50%, 06/30/27(g)	100	93,770
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	250	236,250
4.10%, 10/01/46	100	70,406
5.13%, 05/09/29	200	193,100
		683,245
Kazakhstan — 0.4%
KazMunayGas National Co. JSC, 3.50%, 04/14/33(a)	200	165,200

Kuwait — 0.9%
MEGlobal BV, 2.63%, 04/28/28(a)	200	181,500
NBK Tier 1 Financing 2 Ltd., 4.50%,
(6-year CMT + 2.832%)(a)(c)(f)	200	194,844
		376,344
Luxembourg — 0.8%
Altice Financing SA, 5.00%, 01/15/28(a)	200	159,250
JBS USA Holding Lux SARL/ JBS USA Food Co./ JBS Lux
Co. SARL
3.00%, 05/15/32	100	83,645
5.75%, 04/01/33	87	87,388
		330,283
Macau — 1.1%
Sands China Ltd., 2.85%, 03/08/29	300	264,843
Wynn Macau Ltd., 5.63%, 08/26/28(a)	200	188,750
		453,593
Malaysia — 1.7%
Axiata SPV2 Bhd, 2.16%, 08/19/30(a)	200	171,240
Gohl Capital Ltd., 4.25%, 01/24/27(a)	200	193,687
Petronas Capital Ltd.
2.48%, 01/28/32(a)	200	170,012
4.55%, 04/21/50(a)	200	176,556
		711,495
Mexico — 3.1%
America Movil SAB de CV, 4.70%, 07/21/32	200	195,000
BBVA Bancomer SA/Texas, 5.13%, 01/18/33,
(5-year CMT + 2.650%)(a)(c)	200	186,626
Cemex SAB de CV, 3.88%, 07/11/31(a)	200	178,100

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan Broad USD Emerging Markets Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mexico (continued)
Coca-Cola Femsa SAB de CV, 1.85%, 09/01/32	$150	$120,046
Grupo Televisa SAB, 6.63%, 01/15/40	50	50,328
Petroleos Mexicanos
6.63%, 06/15/35	30	23,235
6.70%, 02/16/32	100	85,260
6.75%, 09/21/47(e)	200	135,250
6.88%, 08/04/26	100	98,626
7.69%, 01/23/50	100	73,575
8.75%, 06/02/29	100	99,290
Southern Copper Corp., 6.75%, 04/16/40	50	55,163
		1,300,499
Morocco — 0.5%
OCP SA, 6.88%, 04/25/44(a)	200	195,506

Panama — 0.5%
C&W Senior Finance Ltd., 6.88%, 09/15/27(a)	200	194,438

Peru — 1.0%
Banco de Credito del Peru SA, 3.13%, 07/01/30,
(5-year CMT + 3.000%)(a)(c)	100	96,955
Consorcio Transmantaro SA, 4.70%, 04/16/34(a)	200	189,063
Petroleos del Peru SA, 4.75%, 06/19/32(a)	200	150,000
		436,018
Philippines — 0.5%
SMC Global Power Holdings Corp., 7.00%,
(5-year CMT + 9.199%)(a)(c)(f)	200	197,876

Qatar — 1.3%
Ooredoo International Finance Ltd., 4.50%, 01/31/43(a)	200	187,875
QatarEnergy, 3.13%, 07/12/41(a)	200	151,562
QNB Finance Ltd., 1.38%, 01/26/26(a)	200	188,650
		528,087
Saudi Arabia — 1.8%
Gaci First Investment Co., 5.25%, 10/13/32(a)	200	201,750
Riyad Sukuk Ltd., 3.17%, 02/25/30,
(5-year CMT + 1.791%)(a)(c)	200	196,750
Saudi Arabian Oil Co., 4.38%, 04/16/49(a)	200	165,500
Saudi Electricity Sukuk Programme Co., 5.19%,
02/13/34(a)	200	201,937
		765,937
Singapore — 1.3%
DBS Group Holdings Ltd., 1.82%, 03/10/31,
(5-year CMT + 1.100%)(a)(c)	200	189,750
SingTel Group Treasury Pte Ltd., 2.38%, 08/28/29(a)	200	180,782
United Overseas Bank Ltd., 2.00%, 10/14/31,
(5-year CMT + 1.230%)(a)(c)	200	186,875
		557,407
South Africa — 0.9%
Anglo American Capital PLC, 2.88%, 03/17/31(a)	200	172,844
Sasol Financing USA LLC, 6.50%, 09/27/28	200	194,250
		367,094
South Korea — 1.9%
POSCO, 5.75%, 01/17/28(a)	200	204,524
Shinhan Bank Co. Ltd., 1.38%, 10/21/26(a)	200	186,062
SK Hynix Inc., 6.38%, 01/17/28(a)	200	207,954
Woori Bank, 4.25%, (5-year CMT + 2.664%)(a)(c)(f)	200	199,000
		797,540
Taiwan — 1.5%
TSMC Arizona Corp.
3.13%, 10/25/41	200	158,838
Security	Par (000)	Value

Taiwan (continued)
3.88%, 04/22/27	$300	$294,000
TSMC Global Ltd., 2.25%, 04/23/31(a)	200	172,187
		625,025
Thailand — 1.2%
Bangkok Bank PCL/Hong Kong, 3.73%, 09/25/34,
(5-year CMT + 1.900%)(a)(c)	200	181,334
Kasikornbank PCL/Hong Kong, 3.34%, 10/02/31,
(5-year CMT + 1.700%)(a)(c)	200	188,813
Thaioil Treasury Center Co. Ltd., 3.50%, 10/17/49(a)	200	138,375
		508,522
Turkey — 0.5%
Yapi ve Kredi Bankasi A/S, 9.25%, 01/17/34,
(5-year CMT + 5.278%)(a)(c)	200	205,500

United Arab Emirates — 2.3%
Abu Dhabi National Energy Co. PJSC, 6.50%, 10/27/36(a)	100	111,307
DIB Sukuk Ltd., 4.80%, 08/16/28(a)	200	198,187
DP World Ltd./United Arab Emirates, 6.85%, 07/02/37(a)	100	109,969
First Abu Dhabi Bank PJSC, 4.50%,
(5-year CMT + 4.138%)(a)(c)(f)	200	193,375
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 03/31/34(a)	162	139,997
MDGH GMTN RSC Ltd., 5.50%, 04/28/33(a)	200	206,750
		959,585
United Kingdom — 2.1%
CK Hutchison International 19 II Ltd., 2.75%, 09/06/29(a)	300	273,144
Standard Chartered PLC
4.64%, 04/01/31, (1-year CMT + 3.850%)(a)(c)	200	194,562
6.17%, 01/09/27, (1-year CMT + 2.050%)(a)(c)	200	202,438
6.30%, 01/09/29, (1-year CMT + 2.450%)(a)(c)	200	206,476
		876,620
Zambia — 0.5%
First Quantum Minerals Ltd., 6.88%, 10/15/27(a)	200	196,750

Total Corporate Bonds & Notes — 45.8%
(Cost: $18,672,587)		19,163,587

Foreign Government Obligations(h)

Angola — 0.6%
Angolan Government International Bond, 8.75%,
04/14/32(a)	300	267,038

Argentina — 1.4%
Argentine Republic Government International Bond
1.00%, 07/09/29(e)	50	29,000
1.75%, 07/09/30(b)	317	171,270
3.50%, 07/09/41(b)	220	87,656
4.38%, 07/09/46(b)	50	22,109
4.75%, 07/09/35(b)	420	175,613
5.00%, 01/09/38(b)	225	103,922
		589,570
Bahrain — 1.9%
Bahrain Government International Bond
5.63%, 09/30/31(a)	200	189,750
5.63%, 05/18/34(a)	200	182,500
7.38%, 05/14/30(a)	200	210,256
CBB International Sukuk Co. 7 SPC, 6.88%, 10/05/25(a)	200	202,687
		785,193
Brazil — 1.1%
Brazilian Government International Bond
3.88%, 06/12/30	200	180,916

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan Broad USD Emerging Markets Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Brazil (continued)
5.63%, 02/21/47	$200	$168,800
8.25%, 01/20/34	100	115,094
		464,810
Chile — 1.2%
Chile Government International Bond
2.45%, 01/31/31	200	173,876
4.00%, 01/31/52(e)	200	158,376
4.34%, 03/07/42	200	174,800
		507,052
China — 0.4%
China Government International Bond, 1.75%, 10/26/31	200	172,022

Colombia — 1.5%
Colombia Government International Bond
4.13%, 02/22/42	200	133,400
4.13%, 05/15/51	200	121,700
6.13%, 01/18/41	200	170,200
8.00%, 04/20/33	200	209,800
		635,100
Costa Rica — 0.5%
Costa Rica Government International Bond, 7.30%,
11/13/54(a)	200	213,000

Dominican Republic — 1.9%
Dominican Republic International Bond
4.88%, 09/23/32(a)	150	137,391
5.30%, 01/21/41(a)	150	130,407
5.50%, 02/22/29(a)	200	196,438
6.40%, 06/05/49(a)	150	143,100
6.85%, 01/27/45(a)	100	100,875
7.45%, 04/30/44(a)	100	107,281
		815,492
Ecuador — 0.8%
Ecuador Government International Bond
0.00%, 07/31/30(a)(i)	25	12,775
3.50%, 07/31/35(a)(b)	300	158,907
5.50%, 07/31/40(a)(b)	120	58,013
6.90%, 07/31/30(a)(b)	155	104,935
		334,630
Egypt — 1.7%
Egypt Government International Bond
6.59%, 02/21/28(a)	200	184,625
7.60%, 03/01/29(a)	200	186,188
7.63%, 05/29/32(a)	200	167,500
8.88%, 05/29/50(a)	200	154,500
		692,813
El Salvador — 0.2%
El Salvador Government International Bond, 7.12%,
01/20/50(a)	150	98,850

Ghana — 0.4%
Ghana Government International Bond, 8.13%,
03/26/32(a)(j)(k)	300	153,189

Hungary — 1.8%
Hungary Government International Bond
5.25%, 06/16/29(a)	300	298,875
5.50%, 06/16/34(a)	200	198,375
6.75%, 09/25/52(a)	200	216,250
7.63%, 03/29/41	40	45,937
		759,437

Security	Par (000)	Value

India — 0.4%
Export-Import Bank of India, 3.25%, 01/15/30(a)	$200	$183,688

Indonesia — 2.2%
Indonesia Government International Bond
3.70%, 10/30/49	200	156,250
3.85%, 10/15/30	200	188,750
4.55%, 01/11/28	200	197,812
4.85%, 01/11/33	200	198,250
Perusahaan Penerbit SBSN Indonesia III, 1.50%,
06/09/26(a)	200	187,313
		928,375
Ivory Coast — 0.5%
Ivory Coast Government International Bond, 8.25%,
01/30/37(a)	200	193,500

Jamaica — 0.6%
Jamaica Government International Bond, 8.00%, 03/15/39	200	237,500

Jordan — 0.4%
Jordan Government International Bond, 5.85%,
07/07/30(a)	200	183,000

Kazakhstan — 0.5%
Kazakhstan Government International Bond, 6.50%,
07/21/45(a)	200	229,750

Kenya — 0.4%
Republic of Kenya Government International Bond, 8.00%,
05/22/32(a)	200	173,126

Kuwait — 0.5%
Kuwait International Government Bond, 3.50%,
03/20/27(a)	200	193,750

Lebanon — 0.1%
Lebanon Government International Bond
6.60%, 11/27/26(a)(j)(k)	200	13,000
6.65%, 09/01/24(a)(j)(k)	150	9,750
		22,750
Mexico — 1.8%
Mexico Government International Bond
3.50%, 02/12/34	200	166,400
4.28%, 08/14/41	200	159,312
5.00%, 04/27/51	200	163,812
5.55%, 01/21/45(e)	50	46,063
6.35%, 02/09/35	200	205,700
		741,287
Nigeria — 1.3%
Nigeria Government International Bond
7.70%, 02/23/38(a)	200	155,625
8.38%, 03/24/29(a)	200	187,938
8.75%, 01/21/31(a)	200	186,000
		529,563
Oman — 2.2%
Oman Government International Bond
5.63%, 01/17/28(a)	300	302,157
6.00%, 08/01/29(a)	200	205,625
6.75%, 10/28/27(a)	200	207,813
6.75%, 01/17/48(a)	200	208,000
		923,595

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan Broad USD Emerging Markets Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pakistan — 0.4%
Pakistan Global Sukuk Programme Co. Ltd. (The), 7.95%,
01/31/29(a)	$200	$178,062

Panama — 1.9%
Panama Government International Bond
2.25%, 09/29/32	300	221,700
3.16%, 01/23/30	200	172,126
3.87%, 07/23/60	200	118,062
4.50%, 05/15/47	200	142,376
4.50%, 04/16/50	200	138,250
		792,514
Paraguay — 0.5%
Paraguay Government International Bond, 4.95%,
04/28/31(a)	200	195,188

Peru — 1.4%
Peruvian Government International Bond
2.78%, 01/23/31	200	173,812
3.00%, 01/15/34	100	82,969
3.30%, 03/11/41	50	38,078
3.55%, 03/10/51	50	36,391
3.60%, 01/15/72	100	65,656
5.63%, 11/18/50	200	198,100
		595,006
Philippines — 2.3%
Philippine Government International Bond
1.65%, 06/10/31	200	163,062
3.00%, 02/01/28	200	188,375
3.20%, 07/06/46	200	143,938
3.75%, 01/14/29	200	191,272
3.95%, 01/20/40	200	172,875
6.38%, 10/23/34	100	110,886
		970,408
Poland — 2.0%
Bank Gospodarstwa Krajowego, 5.38%, 05/22/33(a)	200	201,562
Republic of Poland Government International Bond
3.25%, 04/06/26	60	58,550
4.88%, 10/04/33	100	98,825
5.13%, 09/18/34	100	100,169
5.50%, 11/16/27	70	71,973
5.50%, 04/04/53	130	128,092
5.50%, 03/18/54	100	98,208
5.75%, 11/16/32	70	73,647
		831,026
Qatar — 1.7%
Qatar Government International Bond
3.75%, 04/16/30(a)	200	192,500
4.40%, 04/16/50(a)	200	177,562
5.10%, 04/23/48(a)	200	197,437
9.75%, 06/15/30(a)	100	126,875
		694,374
Romania — 1.4%
Romanian Government International Bond
3.00%, 02/14/31(a)	100	84,838
3.63%, 03/27/32(a)	100	86,406
4.00%, 02/14/51(a)	100	70,313
5.25%, 11/25/27(a)	150	148,687
6.13%, 01/22/44(a)	100	97,512
7.63%, 01/17/53(a)	100	110,594
		598,350
Security	Par (000)	Value

Saudi Arabia — 3.1%
Saudi Government International Bond
3.25%, 10/26/26(a)	$200	$193,375
3.63%, 03/04/28(a)	200	192,250
3.75%, 01/21/55(a)	200	142,813
4.38%, 04/16/29(a)	200	196,625
4.50%, 10/26/46(a)	200	169,312
5.00%, 04/17/49(a)	200	181,125
5.50%, 10/25/32(a)	200	206,750
		1,282,250
Senegal — 0.4%
Senegal Government International Bond, 6.25%,
05/23/33(a)	200	168,000

South Africa — 1.3%
Republic of South Africa Government International Bond
4.85%, 09/27/27	200	193,750
5.00%, 10/12/46	200	144,000
5.88%, 04/20/32	200	188,750
		526,500
South Korea — 0.9%
Korea Electric Power Corp., 5.38%, 04/06/26(a)	200	201,500
Korea Gas Corp., 3.88%, 07/13/27(a)	200	195,382
		396,882
Sri Lanka — 0.5%
Sri Lanka Government International Bond, 6.20%,
05/11/27(a)(j)(k)	400	222,500

Supranational — 0.9%
Africa Finance Corp., 3.75%, 10/30/29(a)	200	179,063
African Export-Import Bank (The), 3.99%, 09/21/29(a)	200	181,500
		360,563
Turkey — 3.4%
Hazine Mustesarligi Varlik Kiralama AS, 9.76%,
11/13/25(a)	200	208,938
Turkey Government International Bond
5.25%, 03/13/30	200	186,375
5.75%, 05/11/47	200	155,376
6.00%, 03/25/27	200	199,250
7.63%, 05/15/34	200	204,980
9.38%, 01/19/33	200	227,250
9.88%, 01/15/28	200	221,562
		1,403,731
Ukraine — 0.5%
Ukraine Government International Bond
7.25%, 03/15/33(a)(j)(k)	200	61,200
7.75%, 09/01/24(a)(j)(k)	150	51,000
7.75%, 09/01/26(a)(j)(k)	100	31,350
9.75%, 11/01/28(a)(j)(k)	200	65,800
		209,350
United Arab Emirates — 1.7%
Abu Dhabi Government International Bond
1.88%, 09/15/31(a)	200	168,000
3.13%, 10/11/27(a)	200	191,812
4.13%, 10/11/47(a)	200	170,188
UAE International Government Bond, 4.05%, 07/07/32(a)	200	192,125
		722,125
Uruguay — 1.2%
Uruguay Government International Bond
4.38%, 10/27/27	110	109,450
4.38%, 01/23/31	100	98,562

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan Broad USD Emerging Markets Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Uruguay (continued)
4.98%, 04/20/55	$110	$102,816
5.10%, 06/18/50	200	193,125
		503,953
Total Foreign Government Obligations — 51.8%
(Cost: $20,665,804)		21,678,862

Total Long-Term Investments — 97.6%
(Cost: $39,338,391)		40,842,449

	Shares

Short-Term Securities

Money Market Funds — 2.1%
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.29%(l)(m)(n)	868,040	868,040

Total Short-Term Securities — 2.1%
(Cost: $868,040)		868,040

Total Investments — 99.7%
(Cost: $40,206,431)		41,710,489

Other Assets Less Liabilities — 0.3%		142,511

Net Assets — 100.0%		$41,853,000
(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(b)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(e)	All or a portion of this security is on loan.

(f)	Perpetual security with no stated maturity date.

(g)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(h)	U.S. dollar denominated security issued by foreign domiciled entity.

(i)	Zero-coupon bond.

(j)	Issuer filed for bankruptcy and/or is in default.

(k)	Non-income producing security.

(l)	Affiliate of the Fund.

(m)	Annualized 7-day yield as of period end.

(n)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$590,000	$278,040	(a)	$—	$—	$—	$868,040	868,040	$11,589	(b)	$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan Broad USD Emerging Markets Bond ETF
July 31, 2024

Fair Value Hierarchy as of Period End (continued)

inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$19,163,587	$—	$19,163,587
Foreign Government Obligations	—	21,678,862	—	21,678,862
Short-Term Securities
Money Market Funds	868,040	—	—	868,040
	$868,040	$40,842,449	$—	$41,710,489

Portfolio Abbreviation

CJSC	Closed Joint Stock Company
CMT	Constant Maturity Treasury
JSC	Joint Stock Company
PIK	Payment-in-kind
PJSC	Public Joint Stock Company

Currency Abbreviation

USD	United States Dollar